S000028705 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. 1-5 Year Corporate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.81%	2.26%	2.99%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Columbia Variable Portfolio - Limited Duration Credit Fund Class 1
Prospectus [Line Items]
Average Annual Return, Percent	6.35%	2.14%	3.19%
Performance Inception Date				May 07, 2010
Columbia Variable Portfolio - Limited Duration Credit Fund Class 2
Prospectus [Line Items]
Average Annual Return, Percent	6.00%	1.90%	2.94%
Performance Inception Date				May 07, 2010